Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) (10-K) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Total	$ 1,799,024	$ 2,010,325	$ 824,572	$ 456,502	[1]	$ 994,103
U.S. Dollars [Member]
Total		2,007,423		450,549
Mexican Pesos [Member]
Total		$ 2,902		$ 5,953

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis